Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
BFS Equity Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
LS Opportunity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
B F S Equity Fund Institutional Class [Member]
Account Value [Line Items]
Account Value	$ 25,692	$ 20,411	$ 20,605	$ 21,622	$ 16,055	$ 15,100	$ 14,134	$ 12,252	$ 10,828	$ 10,927	$ 10,000
S And P 500 Index [Member]
Account Value [Line Items]
Account Value	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181	10,000
Dow Jones Industrial Averages [Member]
Account Value [Line Items]
Account Value	29,042	24,207	23,741	24,387	17,570	16,761	16,109	13,547	11,181	11,028	10,000
L S Opportunity Fund Class I [Member]
Account Value [Line Items]
Account Value	18,403	15,622	15,754	15,877	12,890	12,811	12,386	11,473	10,432	10,050	10,000
S P 500 Index [Member]
Account Value [Line Items]
Account Value	$ 33,028	$ 25,766	$ 25,034	$ 25,109	$ 17,895	$ 15,859	$ 15,281	$ 13,359	$ 11,372	$ 11,181	$ 10,000